SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Post-Effective Amendment No.   5   (File No. 333-03867)        [x]
                                          -----

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No.   6   (File No. 811-07623)                [x]
                                  -----

                        (Check appropriate box or boxes)

             IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY ACCOUNT
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                    12203
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph (b) of Rule 485

   [x] on May 1,  2001  pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

   [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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[AMERICAN EXPRESS LOGO]                                     IDS LIFE OF NEW YORK

IDS LIFE OF NEW YORK                                          FLEXIBLE PORTFOLIO
                                                                         ANNUITY

ISSUED BY:
IDS LIFE INSURANCE COMPANY OF NEW YORK

PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:


-  American Express-Registered Trademark-     -   Credit Suisse Warburg Pincus
   Variable Portfolio Funds                       Trust


-  AIM Variable Insurance Funds               -   Franklin-Registered Trademark-
                                                  Templeton-Registered
                                                  Trademark- Variable Insurance
                                                  Products Trust (FTVIPT) -
                                                  Class 1


-  American Century Variable Portfolios,      -   Putnam Variable Trust - IA
   Inc.                                           Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS ................................................3

THE CONTRACT IN BRIEF ....................................4

EXPENSE SUMMARY ..........................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ..............8

FINANCIAL STATEMENTS .....................................9

PERFORMANCE INFORMATION .................................10

THE VARIABLE ACCOUNT AND THE FUNDS ......................11

THE FIXED ACCOUNT .......................................13

BUYING YOUR CONTRACT ....................................13

CHARGES .................................................15

VALUING YOUR INVESTMENT .................................17

MAKING THE MOST OF YOUR CONTRACT ........................18

SURRENDERS ..............................................20

TSA-- SPECIAL SURRENDER PROVISIONS ......................20

CHANGING OWNERSHIP ......................................21

BENEFITS IN CASE OF DEATH ...............................21

THE ANNUITY PAYOUT PERIOD ...............................22

TAXES ...................................................24

VOTING RIGHTS ...........................................26

SUBSTITUTION OF INVESTMENTS .............................26

ABOUT THE SERVICE PROVIDERS .............................27

TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION ..................28



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2  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Plans under Section 401(k) of the Code

-  Custodial and trusteed plans under Section 401(a) of the Code

-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


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                                                     PROSPECTUS-- MAY 1, 2001  3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 13)


- Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

-  Minimum additional purchase payment -- $50.

- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

- Maximum first-year purchase payments -- $50,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 20)


CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 21)


BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 21)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 22)


TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 24)

CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;

- 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);

-  surrender charge; and

-  the operating expenses of the funds in which the subaccounts invest.


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4  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNERS EXPENSES

SURRENDER CHARGE (contingent deferred sales charge as a percentage of purchase payments surrendered):

                              CONTRACT YEAR              SURRENDER CHARGE PERCENTAGE
                                    1-3                              7%

                                    4                                6

                                    5                                5

                                    6                                4

                                    7                                3

                                    8                                2

                                    After 8 years                    0

CONTRACT ADMINISTRATIVE CHARGE:             $30*

* We will waive this fee when your contract value is $25,000 or more on the contract anniversary.


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                                                     PROSPECTUS-- MAY 1, 2001  5

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:             1.25%


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
The surrender charge equals the present value of remaining payouts using the assumed investment rate and minus the present value of the remaining payouts using the assumed investment rate plus 1.68%. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                        MANAGEMENT        12b-1        OTHER
                                                                           FEES           FEES        EXPENSES         TOTAL

AXP-Registered Trademark- Variable Portfolio -

      Bond Fund                                                             .60%          .13%           .06%           .79%(1)

      Capital Resource Fund                                                 .60           .13            .04            .77(1)

      Cash Management Fund                                                  .51           .13            .04            .68(1)

      Extra Income Fund                                                     .62           .13            .07            .82(1)

      Global Bond Fund                                                      .84           .13            .10           1.07(1)

      International Fund                                                    .82           .13            .07           1.02(1)

      Managed Fund                                                          .59           .13            .03            .75(1)

      New Dimensions Fund-Registered Trademark-                             .60           .13            .05            .78(1)

      Strategy Aggressive Fund                                              .59           .13            .05            .77(1)

AIM V.I.

      Growth and Income Fund                                                .60            --            .24            .84(2)

American Century VP

      Value                                                                1.00            --             --           1.00(3)

Credit Suisse Warburg Pincus Trust

      Small Company Growth Portfolio                                        .90            --            .21           1.11(4)

Franklin Templeton VIP Trust

      Templeton Developing Markets Securities Fund - Class 1               1.25            --            .31           1.56(2)

Putnam Variable Trust

      Putnam VT New Opportunities Fund - Class IA Shares                    .52            --            .05            .57(2)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(2) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(3) Annualized operating expenses of funds at Dec. 31, 2000.

(4) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Small Company Growth Portfolio (0.90%, 0%, 0.23% and 1.13%).


--------------------------------------------------------------------------------
6  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                                                  NO SURRENDER OR SELECTION
                                                           FULL SURRENDER AT THE               OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS         1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio -

      Bond Fund                                      $91.37  $135.97  $163.15  $243.46         $21.37   $65.97  $113.15  $243.46

      Capital Resource Fund                           91.17   135.35   162.11   241.35          21.17    65.35   112.11   241.35

      Cash Management Fund                            90.24   132.56   157.42   231.81          20.24    62.56   107.42   231.81

      Extra Income Fund                               91.68   136.90   164.71   246.61          21.68    66.90   114.71   246.61

      Global Bond Fund                                94.24   144.61   177.61   272.53          24.24    74.61   127.61   272.53

      International Fund                              93.73   143.07   175.04   267.40          23.73    73.07   125.04   267.40

      Managed Fund                                    90.96   134.73   161.07   239.24          20.96    64.73   111.07   239.24

      New Dimensions Fund-Registered Trademark-       91.27   135.66   162.63   242.40          21.27    65.66   112.63   242.40

      Strategy Aggressive Fund                        91.17   135.35   162.11   241.35          21.17    65.35   112.11   241.35

AIM V.I.

      Growth and Income Fund                          91.88   137.51   165.75   248.71          21.88    67.51   115.75   248.71

American Century VP

      Value Portfolio                                 93.52   142.46   174.01   265.34          23.52    72.46   124.01   265.34

Credit Suisse Warburg Pincus Trust

      Small Company Growth Portfolio                  94.65   145.84   179.67   276.62          24.65    75.84   129.67   276.62

Franklin Templeton VIP Trust

      Templeton Developing Markets Securities Fund
      - Class 1                                       99.26   159.62   202.51   321.51          29.26    89.62   152.51   321.51

Putnam Variable Trust

      Putnam VT New Opportunities Fund - Class IA
      shares                                          89.12   129.14  151.67    220.04          19.12    59.14   101.67   220.04

* In this example, the $30 contract administrative charge is approximated as a 0.045% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001  7

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                    2000     1999     1998    1997     1996(1)
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GS (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.11    $1.10    $1.10    $1.02   $1.00
Accumulation unit value at end of period                                              $1.15    $1.11    $1.10    $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)              14,034   14,623   12,781    6,445   1,283
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GC (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                        $1.87    $1.53    $1.25    $1.02   $1.00
Accumulation unit value at end of period                                              $1.52    $1.87    $1.53    $1.25   $1.02
Number of accumulation units outstanding at end of period (000 omitted)              10,146    9,411    8,043    3,726     655
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GM (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.12    $1.09    $1.05    $1.01   $1.00
Accumulation unit value at end of period                                              $1.18    $1.12    $1.09    $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)              10,281   15,459   13,925   10,767   2,865
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
Simple yield(2)                                                                       4.65%    4.72%    3.45%    3.92%   3.63%
Compound yield(2)                                                                     4.76%    4.83%    3.51%    3.99%   3.69%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GV (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                        $1.13    $1.08    $1.14    $1.02   $1.00
Accumulation unit value at end of period                                              $1.01    $1.13    $1.08    $1.14   $1.02
Number of accumulation units outstanding at end of period (000 omitted)              19,728   20,760   18,025    8,904   1,917
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GY (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                        $1.06    $1.12    $1.05    $1.03   $1.00
Accumulation unit value at end of period                                              $1.08    $1.06    $1.12    $1.05   $1.03
Number of accumulation units outstanding at end of period (000 omitted)               5,749    6,453    6,569    3,672     592
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GI (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                        $1.71    $1.19    $1.04    $1.02   $1.00
Accumulation unit value at end of period                                              $1.27    $1.71    $1.19    $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)              15,966   11,815    8,834    4,751     712
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GD (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                        $1.59    $1.40    $1.23    $1.04   $1.00
Accumulation unit value at end of period                                              $1.54    $1.59    $1.40    $1.23   $1.04
Number of accumulation units outstanding at end of period (000 omitted)              22,856   20,778   15,915    8,589   1,301
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GG (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                        $2.07    $1.59    $1.25    $1.02   $1.00
Accumulation unit value at end of period                                              $1.86    $2.07    $1.59    $1.25   $1.02
Number of accumulation units outstanding at end of period (000 omitted)              58,265   50,111   34,907   19,979   3,667
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GA (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                        $1.93    $1.14    $1.13    $1.01   $1.00
Accumulation unit value at end of period                                              $1.54    $1.93    $1.14    $1.13   $1.01
Number of accumulation units outstanding at end of period (000 omitted)              12,271    8,440    6,966    4,737   1,005
Ration of operating expense to average net assets                                     1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GW (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                        $2.16    $1.63    $1.29    $1.04   $1.00
Accumulation unit value at end of period                                              $1.82    $2.16    $1.63    $1.29   $1.04
Number of accumulation units outstanding at end of period (000 omitted)              38,135   31,857   20,655   10,124   1,386
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY


YEAR ENDED DEC. 31,                                                                    2000     1999     1998    1997     1996(1)
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GP (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period                                        $1.34    $1.37    $1.32    $1.06   $1.00
Accumulation unit value at end of period                                              $1.57    $1.34    $1.37    $1.32   $1.06
Number of accumulation units outstanding at end of period (000 omitted)              12,376   12,319   10,672    5,589     806
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GT (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST -
SMALL COMPANY GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                        $1.80    $1.08    $1.12    $0.98   $1.00
Accumulation unit value at end of period                                              $1.46    $1.80    $1.08    $1.12   $0.98
Number of accumulation units outstanding at end of period (000 omitted)              28,036   23,987   20,851   11,690   1,781
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GK (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS
SECURITIES FUND - CLASS 1)
Accumulation unit value at beginning of period                                        $0.83    $0.55    $0.70    $1.00   $1.00
Accumulation unit value at end of period                                              $0.56    $0.83    $0.55    $0.70   $1.00
Number of accumulation units outstanding at end of period (000 omitted)              22,228   20,689   18,648   10,950   1,399
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GN (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND -
CLASS IA SHARES)
Accumulation unit value at beginning of period                                        $2.34    $1.40    $1.14    $0.93   $1.00
Accumulation unit value at end of period                                              $1.71    $2.34    $1.40    $1.14   $0.93
Number of accumulation units outstanding at end of period (000 omitted)              38,033   31,003   22,107   12,772   2,682
Ratio of operating expense to average net assets                                      1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Oct. 8, 1996.
(2) Net of annual contract administrative charge and mortality and expense risk fee.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001  9

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-   contract administrative charge,

-   mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
10  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
GS               AXP-Registered Trademark-      Objective: high level of current       IDS Life, investment manager; AEFC,
                 Variable Portfolio - Bond      income while conserving the value of   investment advisor.
                 Fund                           the investment and continuing a high
                                                level of income for the longest time
                                                period. Invests primarily in bonds
                                                and other debt obligations.
-------------------------------------------------------------------------------------------------------------------------------
GC               AXP-Registered Trademark-      Objective: capital appreciation.       IDS Life, investment manager; AEFC,
                 Variable Portfolio - Capital   Invests primarily in U.S. common       investment advisor.
                 Resource Fund                  stocks and other securities
                                                convertible into common stocks.
-------------------------------------------------------------------------------------------------------------------------------
GM               AXP-Registered Trademark-      Objective: maximum current income      IDS Life, investment manager; AEFC,
                 Variable Portfolio -  Cash     consistent with liquidity and          investment advisor.
                 Management Fund                stability of principal. Invests in
                                                money market securities.
-------------------------------------------------------------------------------------------------------------------------------
GV               AXP-Registered Trademark-      Objective: high current income, with   IDS Life, investment manager; AEFC,
                 Variable Portfolio - Extra     capital growth as a secondary          investment advisor.
                 Income Fund                    objective. Invests primarily in
                                                high-yielding, high-risk corporate
                                                bonds issued by U.S. and foreign
                                                companies and governments.
-------------------------------------------------------------------------------------------------------------------------------
GY               AXP-Registered Trademark-      Objective: high total return through   IDS Life, investment manager; AEFC,
                 Variable Portfolio - Global    income and growth of capital.          investment advisor.
                 Bond Fund                      Non-diversified mutual fund that
                                                invests primarily in debt
                                                obligations of U.S. and foreign
                                                issuers.
-------------------------------------------------------------------------------------------------------------------------------
GI               AXP-Registered Trademark-      Objective: capital appreciation.       IDS Life, investment manager; AEFC,
                 Variable Portfolio -           Invests primarily in common stocks     investment advisor. American Express
                 International Fund             or convertible securities of foreign   Asset Management International, Inc.,
                                                issuers that offer growth potential.   a wholly-owned subsidiary of AEFC, is
                                                                                       the sub-investment advisor.
-------------------------------------------------------------------------------------------------------------------------------
GD               AXP-Registered Trademark-      Objective: maximum total investment    IDS Life, investment manager; AEFC,
                 Variable Portfolio - Managed   return through a combination of        investment advisor.
                 Fund                           capital growth and current
                                                income. Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.
-------------------------------------------------------------------------------------------------------------------------------
GG               AXP-Registered Trademark-      Objective: long-term growth of         IDS Life, investment manager; AEFC,
                 Variable Portfolio -  New      capital. Invests primarily in common   investment advisor.
                 Dimensions Fund-Registered     stocks of U.S. and foreign companies
                 Trademark-                     showing potential for significant
                                                growth.
-------------------------------------------------------------------------------------------------------------------------------
GA               AXP-Registered Trademark-      Objective: capital appreciation.       IDS Life, investment manager; AEFC,
                 Variable Portfolio -           Invests primarily in common stocks     investment advisor.
                 Strategy Aggressive Fund       of small- and medium-size companies.
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  11


-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISOR OR MANAGER
-------------------------------------------------------------------------------------------------------------------------------
GW               AIM V.I. Growth and  Income    Objective: growth of capital, with     A I M Advisors, Inc.
                 Fund                           current income a secondary
                                                objective. Invests at least 65%
                                                of its net assets in established
                                                companies that have long-term,
                                                above-average growth in earnings
                                                and dividends and growth
                                                companies that are believed to
                                                have the potential for
                                                above-average growth in earnings
                                                and dividends.
-------------------------------------------------------------------------------------------------------------------------------
GP               American Century VP Value      Objective: long-term capital growth,   American Century Investment
                                                with income as a secondary             Management, Inc.
                                                objective. Invests primarily in
                                                stocks of companies that management
                                                believes to be undervalued at the
                                                time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
GT               Credit Suisse Warburg Pincus   Objective: capital growth. Invests     Credit Suisse Asset  Management,
                 Trust - Small Company Growth   in equity securities of small U.S.     LLC.
                 Portfolio                      companies which are developing or
                                                older companies in a growth
                                                stage or are providing products
                                                or services with a high unit
                                                volume growth rate.
-------------------------------------------------------------------------------------------------------------------------------
GK               FTVIPT Templeton Developing    Objective: long-term capital           Templeton Asset Management Ltd.
                 Markets Securities Fund -      appreciation. Invests primarily in
                 Class 1                        emerging markets equity securities.
-------------------------------------------------------------------------------------------------------------------------------
GN               Putnam VT New Opportunities    Objective: long-term capital           Putnam Investment  Management,
                 Fund - Class IA Shares         appreciation. Invests mainly in        LLC.
                                                common stocks of  U.S. companies
                                                within sectors that Putnam
                                                Management believes to have high
                                                growth potential.
-------------------------------------------------------------------------------------------------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.


--------------------------------------------------------------------------------
12  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

-   the fixed account and/or subaccounts in which you want to invest;

-   how you want to make purchase payments; and

-   a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  13

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-   no earlier than the 60th day after the contract's effective date; and

-   no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and

- for IRA's, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches ages 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $50 per month
   $23.08 biweekly

If paying by any other method:
   $2,000 initial payment for nonqualified annuities
   $1,000 initial payment for qualified annuities
   $50 for any additional payments

Installments must total at least $600 in the first year.

* If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

For the first year:
   $1,000,000 up to age 75
   $500,000 for ages 76 to 85
   $50,000 for ages 86 to 90

For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86 to 90

** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


--------------------------------------------------------------------------------
14  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN:

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-   a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  15

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

                                                              SURRENDER CHARGE AS A
                                                             PERCENTAGE OF PURCHASE
                              CONTRACT YEAR                   PAYMENTS SURRENDERED
                                    1-3                                7%

                                    4                                  6

                                    5                                  5

                                    6                                  4

                                    7                                  3

                                    8                                  2

                                    After 8 years                      0


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:



   AMOUNT REQUESTED                          $1,000
   -------------------        OR       ----------------  = $1,075.26
(1.00 - SURRENDER CHARGE)                      .93


By applying the 7% surrender charge to $1,075.26, the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

-   surrenders of any contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-   contracts settled using an annuity payout plan; and

-   death benefits.


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


--------------------------------------------------------------------------------
16  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-   plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-   minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the subaccounts;

-   transfers into or out of the subaccounts;

-   partial surrenders;

-   surrender charges; and/or

-   prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;

-   dividends distributed to the subaccounts;

-   capital gains or losses of funds;

-   fund operating expenses; and/or

-   mortality and expense risk fees.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  17

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                                     NUMBER
of dollars each month...                                          AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED

                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56
you automatically buy
more units when the                         Mar                     100                     17                       5.88
per unit market price is low...
                                            Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units
when the per unit                           Sept                    100                     21                       4.76
market price is high.
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


--------------------------------------------------------------------------------
18  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance


MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  19

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:

-   payable to you;

-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:

-   request that payment be wired to your bank;

-   bank account must be in the same ownership as your contract; and

-   pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   --  you are at least age 59 1/2;

   --  you are disabled as defined in the Code;

   -- you separated from the service of the employer who purchased the contract; or

   --  the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.


--------------------------------------------------------------------------------
20  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-  contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-  purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-  contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-  payouts begin no later than one year after your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  21

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.



--------------------------------------------------------------------------------
22  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.18% and 6.68% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  23

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.



--------------------------------------------------------------------------------
24  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or SIMPLE
IRA), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

-  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  25

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change,

-  the existing funds become unavailable, or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-  change the funds in which the subaccounts invest, and

-  make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.


--------------------------------------------------------------------------------
26  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 financial advisors.

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.


IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trial commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.


LEGAL PROCEEDINGS


A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  27


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information ..................................3

Calculating Annuity Payouts ..............................6

Rating Agencies ..........................................7

Principal Underwriter ....................................8

Independent Auditors .....................................8

Financial Statements



--------------------------------------------------------------------------------
28  IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

IDS LIFE INSURANCE COMPANY  [AMERICAN EXPRESS LOGO]             PRSRT STD AUTO
OF NEW YORK                 [IDS LIFE OF NEW YORK LOGO]          U.S. POSTAGE
20 Madison Ave. Extension                                            PAID
Albany, NY 12203                                                   AMERICAN
(800) 541-2251                                                     EXPRESS


americanexpress.com


                                                                  S-6163 G(5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

             IDS Life of New York Flexible Portfolio Annuity Account


                                   May 1, 2001


IDS Life of New York Flexible Portfolio Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
800-541-2251



S-6163-20 G (5/01)

IDS Life of New York Flexible Portfolio Annuity
IDS Life of New York Flexible Portfolio Annuity Account

                                TABLE OF CONTENTS

Performance Information.....................................................p. 3

Calculating Annuity Payouts.................................................p. 6

Rating Agencies.............................................................p. 8

Principal Underwriter.......................................................p. 8

Independent Auditors........................................................p. 8

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return With Surrender For Periods Ending Dec. 31, 2000

                                                          Performance since
                                                         commencement of the                    Performance since
                                                             subaccount                    commencement of the fund(a)
                                                                       Since                                         Since
Subaccount     Investing In:                            1 Year     commencement     1 Year   5 Years   10 Years   commencement
-----------    ---------------------------             --------    -------------   --------  --------  ---------  ------------
               AXP(R) VARIABLE PORTFOLIO -
  HS             Bond Fund (3/96; 10/81)(b)             (2.94%)       2.66%         (2.94%)    2.62%     6.92%         --%
  HC             Capital Resource Fund (3/96;          (25.53)        8.57         (25.53)     9.07     11.81          --
                 10/81)
  HM             Cash Management Fund (3/96;            (2.52)        2.92          (2.52)     2.96      3.36          --
                 10/81)
  HV             Extra Income Fund (5/96; 5/96)        (17.48)       (0.22)        (17.48)     --        --          (0.22)
  HY             Global Bond Fund (5/96; 5/96)          (5.07)        1.57          (5.07)     --        --           1.57
  HI             International Fund (3/96; 1/92)       (32.90)        4.90         (32.90)     5.17      --           6.93
  HD             Managed Fund (3/96; 4/86)             (10.55)       10.21         (10.55)    10.59     11.49          --
  HG             New Dimensions Fund(R)(5/96; 5/96)    (17.25)       15.63         (17.25)     --        --          15.63
  HA             Strategy Aggressive Fund (3/96;       (27.08)       10.21         (27.08)    11.13      --          10.91
                 1/92)
               AIM V. I.
  HW             Growth and Income Fund (3/96;         (22.66)       14.37         (22.66)    15.12      --          15.97
                 5/94)
               AMERICAN CENTURY VP
  HP             Value (5/96; 5/96)                      9.64        10.40           9.64      --        --          10.40
               CREDIT SUISSE WARBURG PINCUS TRUST
  HT             Small Company Growth Portfolio        (26.17)        9.61         (26.17)    10.02      --          13.69
                 (3/96; 6/95)


               FRANKLIN TEMPLETON VIP TRUST
  HK           Templeton Developing Markets            (39.65)%     (14.49)%       (39.65)%    --%       --%        (14.48)%
                    Securities Fund - Class 1
                    (3/96; 3/96)(b)
               PUTNAM VARIABLE TRUST
  HN             Putnam VT New Opportunities Fund      (34.05)       13.13         (34.05)    14.10      --          18.01
                 - Class IA Shares (3/96; 5/94)

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges. Premium taxes are not reflected in these total returns.
b (Commencement date of the subaccount; Commencement date of the fund) c Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets
  Fund.

Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 2000

                                                          Performance since
                                                         commencement of the                    Performance since
                                                             subaccount                    commencement of the fund(a)
                                                                       Since                                         Since
Subaccount     Investing In:                            1 Year     commencement     1 Year   5 Years   10 Years   commencement
-----------    ---------------------------             --------    -------------   --------  --------  ---------  ------------
               AXP(R) VARIABLE PORTFOLIO -
  HS             Bond Fund (3/96; 10/81)(b)              4.06%         3.59%          4.06%     3.50%     6.92%        --%
  HC             Capital Resource Fund (3/96;          (18.53)         9.32         (18.53)     9.77     11.81         --
                 10/81)
  HM             Cash Management Fund (3/96;             4.48          3.83           4.48      3.84      3.36         --
                 10/81)
  HV             Extra Income Fund (5/96; 5/96)        (10.48)         0.84         (10.48)      --        --         0.84
  HY             Global Bond Fund (5/96; 5/96)           1.93          2.57           1.93       --        --         2.57
  HI             International Fund (3/96; 1/92)       (25.90)         5.75         (25.90)     5.97       --         6.93
  HD             Managed Fund (3/96; 4/86)              (3.55)        10.91          (3.55)    11.25     11.49         --
  HG             New Dimensions Fund(R)(5/96; 5/96)    (10.25)        16.26         (10.25)      --        --        16.26
  HA             Strategy Aggressive Fund (3/96;       (20.08)        10.92         (20.08)    11.78       --        10.91
                 1/92)
               AIM V. I.
  HW             Growth and Income Fund (3/96;         (15.66)        14.98         (15.66)    15.69       --        16.16
                 5/94)
               AMERICAN CENTURY VP
  HP             Value (5/96; 5/96)                     16.64         11.14          16.64       --        --        11.14
               CREDIT SUISSE WARBURG PINCUS TRUST
  HT             Small Company Growth Portfolio        (19.17)        10.33         (19.17)    10.69       --        14.09
                 (3/96; 6/95)
               FRANKLIN TEMPLETON VIP TRUST
  HK             Templeton Developing Markets          (32.65)       (12.68)        (32.65)      --        --       (12.67)
                 Securities Fund - Class 1 (3/96;
                 3/96)(c)
               PUTNAM VARIABLE TRUST
  HN             Putnam VT New Opportunities Fund      (27.05)        13.77         (27.05)    14.68       --        18.18
                 - Class IA Shares (3/96; 5/94)

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges. Premium taxes are not reflected in these total returns.
b (Commencement date of the subaccount; Commencement date of the fund) c Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets
  Fund.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  raising the base period return to the power of 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o any dividends declared for such shares.

It does not include:
o    the  effect  of any  applicable  surrender  charge,  or
o    any  realized  or  unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000


Subaccount   Investing In:                                            Simple Yield        Compound Yield
----------   -------------                                            ------------        --------------
GM           AXP(R) Variable Portfolio - Cash Management Fund               4.65%               4.76%


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount    Investing in:                                             Yield
----------    -------------                                             -----
GS            AXP(R) Variable Portfolio  - Bond Fund                     6.98%
GV            AXP(R) Variable Portfolio  - Extra Income Fund            10.33
GY            AXP(R) Variable Portfolio  - Global Bond Fund              0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity  unit value on the  valuation  date;  by
o    the fixed  number of  annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency               Rating

      A.M. Best                   A+
                              (Superior)

    Duff & Phelps                AAA

       Moody's             Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life of New York has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life of New York's General Account and reflects IDS Life of New York's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life of New York's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Surrender charges received by IDS Life of New York for the last three years aggregated total $921,090, $993,347, and $886,431, respectively.

Commissions paid by IDS Life of New York for the last three years aggregated total $1,731,833, $957,659, and $1,115,312, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS Life of New York Flexible Portfolio Annuity Account

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account (comprised of subaccounts GS, GC, GM, GV, GY, GI, GD, GG, GA, GW, GP, GT, GK and GN) as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2000


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Net Assets
December 31, 2000

                                                    Segregated Asset Subaccounts
Assets                                GS            GC             GM            GV           GY            GI             GD
Investments in shares of mutual
funds and portfolios:
  at cost                        $ 17,305,723  $ 18,051,566   $ 12,082,269  $ 26,714,768  $ 6,551,845  $ 26,429,784   $ 37,441,508
                                 ------------  ------------   ------------  ------------  -----------  ------------   ------------
  at market value                $ 16,141,218  $ 15,534,602   $ 12,068,589  $ 19,880,466  $ 6,227,367  $ 20,284,654   $ 35,392,539
Dividends receivable                   92,581            --         57,815       169,223           --            --             --
Accounts receivable from
IDS Life of New York for
contract purchase
payments                                   --         5,296             --            --        1,320         7,771         10,041
Receivable from mutual funds
and portfolios for share
redemptions                                --            --             --            --           --            --             --
                                     --------       -------       --------      --------       ------       -------       --------
Total assets                       16,233,799    15,539,898     12,126,404    20,049,689    6,228,687    20,292,425     35,402,580

Liabilities
Payable to IDS Life of
New York for:
  Mortality and expense
  risk fee                             16,090        15,360         12,100        19,864        6,174        19,988         34,946
  Contract terminations                 7,291            --         24,534         9,851           --            --             --
Payable to mutual funds
and portfolios for
investments purchased                      --            --             --            --           --            --             --
                                        -----        ------         ------        ------        -----         -----          -----
Total liabilities                      23,381        15,360         36,634        29,715        6,174        19,988         34,946
                                       ------        ------         ------        ------        -----        ------         ------
Net assets applicable
to contracts in accumulation
period                             16,155,495    15,455,467     12,085,352    19,985,123    6,222,397    20,228,643     35,136,251
Net assets applicable to
contracts in payment period            54,923        69,071          4,418        34,851          116        43,794        231,383
                                       ------        ------          -----        ------          ---        ------        -------
Total net assets                 $ 16,210,418  $ 15,524,538   $ 12,089,770  $ 20,019,974  $ 6,222,513  $ 20,272,437   $ 35,367,634
                                 ------------  ------------   ------------  ------------  -----------  ------------   ------------
Accumulation units outstanding     14,034,271    10,146,369     10,281,031    19,727,891    5,748,917    15,966,410     22,855,923
                                   ----------    ----------     ----------    ----------    ---------    ----------     ----------
Net asset value per
accumulation unit                      $ 1.15        $ 1.52         $ 1.18        $ 1.01       $ 1.08        $ 1.27         $ 1.54
                                       ------        ------         ------        ------       ------        ------         ------

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Net Assets
December 31, 2000

                                                    Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Assets                        GG           GA            GW           GP           GT           GK           GN            Account
Investments in
shares of mutual
funds and portfolios:
  at cost                $ 94,749,276 $ 25,124,554  $ 62,181,662 $ 18,332,213 $ 42,443,742 $ 17,246,101 $ 60,931,478  $ 465,586,489
                         ------------ ------------  ------------ ------------ ------------ ------------ ------------  -------------
  at market value       $ 108,457,384 $ 18,967,767  $ 69,470,348 $ 19,409,605 $ 40,869,306 $ 12,422,412 $ 64,951,891  $ 460,078,148
Dividends receivable               --           --            --           --    9,102,401           --           --      9,422,020
Accounts receivable
from IDS Life of
New York for contract
purchase payments              30,603        7,036        42,343        3,732        9,832           --       22,374        140,348
Receivable from mutual
funds and portfolios
for share redemptions              --           --        69,777       19,229       42,041       29,140       66,162        226,349
                             --------     --------        ------       ------       ------       ------       ------        -------
Total assets              108,487,987   18,974,803    69,582,468   19,432,566   50,023,580   12,451,552   65,040,427    469,866,865
                          -----------   ----------    ----------   ----------   ----------   ----------   ----------    -----------

Liabilities
Payable to IDS Life
of New York for:
  Mortality and
  expense risk fee            107,056       18,657        69,777       19,229       42,041       16,647       66,161        464,090
  Contract terminations            --           --            --           --           --       12,493           --         54,169
Payable to mutual
funds and portfolios
for investments
purchased                          --           --        42,343        3,732    9,112,233           --       22,374      9,180,682
                               ------       ------        ------        -----    ---------      -------       ------      ---------
Total liabilities             107,056       18,657       112,120       22,961    9,154,274       29,140       88,535      9,698,941
                              -------       ------       -------       ------    ---------       ------       ------      ---------
Net assets applicable
to contracts in
accumulation period       108,130,109   18,925,829    69,387,740   19,388,994   40,852,197   12,415,058   64,910,184    459,278,839
Net assets applicable
to contracts in
payment period                250,822       30,317        82,608       20,611       17,109        7,354       41,708        889,085
                              -------       ------        ------       ------       ------        -----       ------        -------
Total net assets        $ 108,380,931 $ 18,956,146  $ 69,470,348 $ 19,409,605 $ 40,869,306 $ 12,422,412 $ 64,951,892  $ 460,167,924
                        ------------- ------------  ------------ ------------ ------------ ------------ ------------  -------------
Accumulation units
outstanding                58,264,717   12,271,324    38,134,938   12,375,777   28,036,011   22,227,538   38,032,523
                           ----------   ----------    ----------   ----------   ----------   ----------   ----------
Net asset value
per accumulation unit          $ 1.86       $ 1.54        $ 1.82       $ 1.57       $ 1.46       $ 0.56       $ 1.71
                               ------       ------        ------       ------       ------       ------       ------

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Operations
Year ended December 31, 2000

                                                                  Segregated Asset Subaccounts
Investment income                    GS             GC           GM             GV          GY             GI             GD
Dividend income
from mutual funds
and portfolios                   $1,112,807    $ 1,754,659    $ 801,883    $ 2,311,515   $ 170,262    $ 4,121,850    $ 3,061,541
Mortality and expense
risk fee                            199,242        216,101      176,171        272,108      71,363        255,538        439,736
                                    -------        -------      -------        -------      ------        -------        -------
Investment income
(loss) - net                        913,565      1,538,558      625,712      2,039,407      98,899      3,866,312      2,621,805
                                    -------      ---------      -------      ---------      ------      ---------      ---------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales             4,034,588      1,866,813   19,363,807      4,039,484   1,444,224        796,624      3,027,899
  Cost of investments sold        4,400,368      1,682,804   19,369,367      4,919,738   1,579,155        749,204      2,852,974
                                  ---------      ---------   ----------      ---------   ---------        -------      ---------
Net realized gain (loss)
on investments                     (365,780)       184,009       (5,560)      (880,254)   (134,931)        47,420        174,925
Net change in unrealized
appreciation or depreciation
of investments                      101,449     (5,167,186)     (13,594)    (3,574,231)    147,229    (10,137,043)    (4,127,866)
                                    -------     ----------      -------     ----------     -------    -----------     ----------
Net gain (loss)
on investments                     (264,331)    (4,983,177)     (19,154)    (4,454,485)     12,298    (10,089,623)    (3,952,941)
                                   --------     ----------      -------     ----------      ------    -----------     ----------
Net increase (decrease)
in net assets resulting
from operations                    $649,234    $(3,444,619)   $ 606,558   $ (2,415,078)  $ 111,197   $ (6,223,311)  $ (1,331,136)
                                   --------    -----------    ---------   ------------   ---------   ------------   ------------

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Operations
Year ended December 31, 2000

                                                        Segregated Asset Subaccounts
                                                                                                                         Combined
                                                                                                                         Variable
Investment income            GG           GA            GW          GP           GT           GK             GN           Account
Dividend income
from mutual funds
and portfolios           $8,035,861  $ 6,315,094   $ 2,167,526   $ 741,659  $ 9,102,401    $ 155,977    $ 6,196,275   $ 46,049,310
Mortality and
expense risk fee          1,408,211      253,297       937,423     209,096      573,854      179,961      1,003,661      6,195,762
                          ---------      -------       -------     -------      -------      -------      ---------      ---------
Investment income
(loss) - net              6,627,650    6,061,797     1,230,103     532,563    8,528,547      (23,984)     5,192,614     39,853,548
                          ---------    ---------     ---------     -------    ---------      -------      ---------     ----------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain
(loss) on sales
of investments in
mutual funds
and portfolios:
  Proceeds from
  sales                   3,671,731      652,890       857,159   1,727,059      658,182      744,484        801,639     43,686,583
  Cost of
  investments sold        2,545,904      504,897       610,368   1,940,934      443,848      903,073        521,051     43,023,685
                          ---------      -------       -------   ---------      -------      -------        -------     ----------
Net realized gain
(loss) on investments     1,125,827      147,993       246,791    (213,875)     214,334     (158,589)       280,588        662,898
Net change in
unrealized appreciation
or depreciation of
investments             (20,259,735) (11,151,675)  (14,219,036)  2,452,893  (18,391,977)  (5,682,125)   (29,801,099)  (119,823,996)
                        -----------  -----------   -----------   ---------  -----------   ----------    -----------   ------------
Net gain (loss)
on investments          (19,133,908) (11,003,682)  (13,972,245)  2,239,018  (18,177,643)  (5,840,714)   (29,520,511)  (119,161,098)
                        -----------  -----------   -----------   ---------  -----------   ----------    -----------   ------------
Net increase
(decrease) in net
assets resulting
from operations        $(12,506,258) $(4,941,885) $(12,742,142) $2,771,581  $(9,649,096) $(5,864,698) $ (24,327,897) $ (79,307,550)
                       ------------  -----------  ------------  ----------  -----------  -----------  -------------  -------------

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 2000

                                             Segregated Asset Subaccounts
Operations                          GS            GC            GM             GV             GY              GI             GD
Investment income
(loss) - net                    $ 913,565   $ 1,538,558     $ 625,712    $ 2,039,407       $ 98,899     $ 3,866,312    $ 2,621,805
Net realized gain (loss)
on investments                   (365,780)      184,009        (5,560)      (880,254)      (134,931)         47,420        174,925
Net change in unrealized
appreciation or depreciation
of investments                    101,449    (5,167,186)      (13,594)    (3,574,231)       147,229     (10,137,043)    (4,127,866)
                                  -------    ----------       -------     ----------        -------     -----------     ----------
Net increase (decrease) in
net assets resulting from
operations                        649,234    (3,444,619)      606,558     (2,415,078)       111,197      (6,223,311)    (1,331,136)
                                  -------    ----------       -------     ----------        -------      ----------     ----------

Contract transactions
Contract purchase payments      2,407,437     1,768,645    11,688,271      2,270,057        436,532       3,595,927      4,440,874
Net transfers(1)               (1,963,328)       22,226   (17,272,704)    (2,622,582)      (941,462)      3,287,761        148,630
Transfers for policy loans          2,469         5,969        46,400          1,743            489           6,108         16,165
Annuity payments                   (3,673)       (7,671)         (125)        (2,799)            --          (3,257)       (17,995)
Contract charges                   (3,261)       (6,443)       (1,674)        (4,122)        (1,184)         (5,168)       (15,097)
Contract terminations:
  Surrender benefits             (545,835)     (377,124)     (306,857)      (603,236)      (192,645)       (483,047)      (905,579)
  Death benefits                 (558,238)     (106,186)      (56,218)      (127,468)       (39,645)       (100,841)      (252,683)
                                 --------      --------       -------       --------        -------        --------       --------
Increase (decrease) from
contract transactions            (664,429)    1,299,416    (5,902,907)    (1,088,407)      (737,915)      6,297,483      3,414,315
                                 --------     ---------    ----------     ----------       --------       ---------      ---------
Net assets at beginning
of year                        16,225,613    17,669,741    17,386,119     23,523,459      6,849,231      20,198,265     33,284,455
                               ----------    ----------    ----------     ----------      ---------      ----------     ----------
Net assets at end of year    $ 16,210,418  $ 15,524,538  $ 12,089,770   $ 20,019,974    $ 6,222,513    $ 20,272,437   $ 35,367,634
                             ------------  ------------  ------------   ------------    -----------    ------------   ------------

Accumulation unit activity
Units outstanding at
beginning of year              14,623,153     9,410,685    15,459,333     20,759,589      6,452,669      11,815,400     20,778,428
Contract purchase payments      2,178,143       998,260    10,222,092      2,071,326        419,546       2,380,534      2,748,967
Net transfers(1)               (1,771,168)       33,878   (15,119,882)    (2,436,606)      (899,063)      2,185,003         97,733
Transfers for policy loans          2,226         3,444        40,180          1,618            472           4,322         10,079
Contract charges                   (2,935)       (3,724)       (1,479)        (3,815)        (1,146)         (3,598)        (9,492)
Contract terminations:
  Surrender benefits             (484,970)     (233,552)     (269,935)      (544,910)      (183,989)       (350,456)      (610,622)
  Death benefits                 (510,178)      (62,622)      (49,278)      (119,311)       (39,572)        (64,795)      (159,170)
                                 --------       -------       -------       --------        -------         -------       --------
Units outstanding at
end of year                    14,034,271    10,146,369    10,281,031     19,727,891      5,748,917      15,966,410     22,855,923
                               ----------    ----------    ----------     ----------      ---------      ----------     ----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to)IDS Life of New York's fixed account.

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                           Segregated Asset Subaccounts
                                                                                                                           Combined
                                                                                                                           Variable
Operations                 GG             GA            GW           GP            GT            GK            GN           Account
Investment income
(loss) - net           $ 6,627,650  $ 6,061,797   $ 1,230,103    $ 532,563   $ 8,528,547     $ (23,984)  $ 5,192,614   $ 39,853,548
Net realized
gain (loss)
on investments           1,125,827      147,993       246,791     (213,875)      214,334      (158,589)      280,588        662,898
Net change
in unrealized
appreciation or
depreciation of
investments            (20,259,735) (11,151,675)  (14,219,036)   2,452,893   (18,391,977)   (5,682,125)  (29,801,099)  (119,823,996)
                       -----------  -----------   -----------    ---------   -----------    ----------   -----------   ------------
Net increase
(decrease) in net
assets resulting
from operations        (12,506,258)  (4,941,885)  (12,742,142)   2,771,581    (9,649,096)   (5,864,698)  (24,327,897)   (79,307,550)
                       -----------   ----------   -----------    ---------    ----------    ----------   -----------    -----------

Contract transactions
Contract purchase
payments                13,828,439    3,497,492    10,203,667    1,811,187     4,998,245     1,914,831    11,023,592     73,885,196
Net transfers(1)         7,132,991    4,800,876     5,627,092   (1,149,090)    3,431,484      (334,267)    8,370,804      8,538,431
Transfers for
policy loans                52,589        4,536        26,278       14,243        23,938        23,838        62,917        287,682
Annuity payments           (23,043)      (4,070)       (7,111)      (1,097)       (4,791)         (777)       (5,447)       (81,856)
Contract charges           (52,251)      (6,233)      (28,520)      (6,087)      (13,344)       (6,066)      (30,554)      (180,004)
Contract terminations:
  Surrender benefits    (3,064,928)    (625,236)   (1,905,123)    (499,107)   (1,053,202)     (384,311)   (2,401,331)   (13,347,561)
  Death benefits          (738,156)     (92,118)     (477,395)     (91,226)     (111,248)      (84,169)     (274,248)    (3,109,839)
                          --------      -------      --------      -------      --------       -------      --------     ----------
Increase (decrease)
from contract
transactions            17,135,641    7,575,247    13,438,888       78,823     7,271,082     1,129,079    16,745,733     65,992,049
                        ----------    ---------    ----------       ------     ---------     ---------    ----------     ----------
Net assets at
beginning of year      103,751,548   16,322,784    68,773,602   16,559,201    43,247,320    17,158,031    72,534,056    473,483,425
                       -----------   ----------    ----------   ----------    ----------    ----------    ----------    -----------
Net assets at
end of year          $ 108,380,931 $ 18,956,146  $ 69,470,348 $ 19,409,605  $ 40,869,306  $ 12,422,412  $ 64,951,892  $ 460,167,924
                     ------------- ------------  ------------ ------------  ------------  ------------  ------------  -------------

Accumulation unit
activity
Units outstanding
at beginning of year    50,111,338      8,439,970      31,856,665     12,319,153     23,987,377      20,688,608     31,002,945
Contract purchase
payments                 6,600,942      1,760,224       4,748,924      1,382,332      2,784,723       2,761,049      4,627,114
Net transfers(1)         3,424,438      2,434,947       2,649,394       (887,360)     1,924,254        (583,132)     3,519,791
Transfers for
policy loans                25,649          2,435          12,578         10,011         14,334          38,916         28,060
Contract charges           (25,468)        (3,276)        (13,523)        (4,546)        (7,696)         (9,113)       (13,399)
Contract terminations:
  Surrender benefits    (1,510,320)      (310,984)       (902,621)      (372,084)      (609,194)       (548,823)    (1,015,647)
  Death benefits          (361,862)       (51,992)       (216,479)       (71,729)       (57,787)       (119,967)      (116,341)
                          --------        -------        --------        -------        -------        --------       --------
Units outstanding
at end of year          58,264,717     12,271,324      38,134,938     12,375,777     28,036,011      22,227,538     38,032,523
                        ----------     ----------      ----------     ----------     ----------      ----------     ----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.



IDS Life of New York Flexible Portfolio Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                      Segregated Asset Subaccounts
Operations                      GS             GC              GM             GV            GY              GI              GD
Investment income
(loss) - net                $ 858,956     $ 1,381,804       $ 578,070    $ 1,881,477     $ 236,337     $ 2,325,418     $ 1,704,752
Net realized gain
(loss) on investments        (246,412)        361,628             (96)      (221,189)      (51,739)         75,555          31,735
Net change in unrealized
appreciation or
depreciation of
investments                  (539,518)      1,302,767            (106)      (665,096)     (608,714)      3,316,855       1,935,606
                             --------       ---------            ----       --------      --------       ---------       ---------
Net increase (decrease)
in net assets resulting
from operations                73,026       3,046,199         577,868        995,192      (424,116)      5,717,828       3,672,093
                               ------       ---------         -------        -------      --------       ---------       ---------

Contract transactions
Contract purchase payments  5,145,745       2,464,591      17,899,071      3,569,204       634,212       2,479,433       5,597,810
Net transfers(1)           (2,414,992)        501,899     (15,885,195)       (47,583)     (575,618)      1,840,601       2,654,250
Transfers for policy loans      4,742           1,877           9,839          3,140           206           2,910          15,269
Annuity payments               (3,735)         (5,947)                        (3,098)                         (820)        (13,112)
Contract charges               (3,652)         (6,361)         (1,806)        (5,033)       (1,481)         (4,674)        (14,276)
Contract terminations:
  Surrender benefits         (411,933)       (280,857)       (291,534)      (374,140)     (147,354)       (308,061)       (608,303)
  Death benefits             (280,484)       (366,663)        (63,076)       (88,485)      (22,486)        (25,577)       (508,258)
                             --------        --------         -------        -------       -------         -------        --------
Increase (decrease) from
contract transactions       2,035,691       2,308,539       1,667,299      3,054,005      (112,521)      3,983,812       7,123,380
                            ---------       ---------       ---------      ---------      --------       ---------       ---------
Net assets at beginning
of year                    14,116,896      12,315,003      15,140,952     19,474,262     7,385,868      10,496,625      22,488,982
                           ----------      ----------      ----------     ----------     ---------      ----------      ----------
Net assets at end of year $16,225,613    $ 17,669,741    $ 17,386,119   $ 23,523,459   $ 6,849,231    $ 20,198,265    $ 33,284,455
                          -----------    ------------    ------------   ------------   -----------    ------------    ------------

Accumulation unit activity
Units outstanding at
beginning of year          12,781,071       8,042,502      13,924,714     18,024,691     6,569,068       8,834,447      15,914,715
Contract purchase
payments                    4,679,757       1,515,478      16,170,728      3,192,331       585,429       1,847,308       3,836,738
Net transfers(1)           (2,198,619)        295,400     (14,322,624)       (42,238)     (543,803)      1,390,443       1,818,612
Transfers for policy loans      4,318           1,138           8,891          2,795           190           2,215          10,280
Contract charges               (3,329)         (3,922)         (1,659)        (4,521)       (1,370)         (3,597)         (9,813)
Contract terminations:
  Surrender benefits         (379,736)       (204,888)       (263,694)      (334,102)     (136,080)       (229,772)       (430,292)
  Death benefits             (260,309)       (235,023)        (57,023)       (79,367)      (20,765)        (25,644)       (361,812)
                             --------        --------         -------        -------       -------         -------        --------
Units outstanding at
end of year                14,623,153       9,410,685      15,459,333     20,759,589     6,452,669      11,815,400      20,778,428
                           ----------       ---------      ----------     ----------     ---------      ----------      ----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1999

                                              Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Operations                GG          GA            GW            GP            GT             GK             GN           Account
Investment income
(loss) - net           $ 63,628    $ 985,820     $ (25,748)  $ 1,376,929     $ 859,686      $ (14,760)     $ (56,228)  $ 12,156,141
Net realized
gain (loss)
on investments          301,133       31,881       139,407       (56,933)       86,361       (203,821)       137,324        384,834
Net change in
unrealized
appreciation
or depreciation
of investments       21,528,553    5,342,239    14,823,565    (1,799,747)   15,879,404      5,779,293     27,211,285     93,506,386
                     ----------    ---------    ----------    ----------    ----------      ---------     ----------     ----------
Net increase
(decrease)
in net assets
resulting
from operations      21,893,314    6,359,940    14,937,224      (479,751)   16,825,451      5,560,712     27,292,381    106,047,361

Contract transactions
Contract purchase
payments             16,659,578    1,631,518    11,801,316     2,914,916     4,175,086      1,995,846      9,667,915     86,636,241
Net transfers(1)     12,317,058      760,794     9,649,854         9,943       484,993       (204,611)     5,890,368     14,981,761
Transfers for
policy loans             43,811        2,495        28,831        12,799        21,405          9,436         42,380        199,140
Annuity payments        (14,014)      (2,674)       (5,144)       (1,193)       (2,957)          (803)        (2,710)       (56,207)
Contract charges        (41,032)      (4,925)      (21,757)       (7,138)      (11,785)        (7,486)       (22,447)      (153,853)
Contract
terminations:
  Surrender
  benefits           (1,957,216)    (338,209)   (1,071,486)     (431,170)     (630,129)      (305,809)    (1,080,777)    (8,236,978)
  Death
  benefits             (604,416)     (55,278)     (184,999)     (112,505)     (146,541)       (69,655)      (187,110)    (2,715,533)
                       --------      -------      --------      --------      --------        -------       --------     ----------
Increase
(decrease)
from contract
transactions         26,403,769    1,993,721    20,196,615     2,385,652     3,890,072      1,416,918     14,307,619     90,654,571
                     ----------    ---------    ----------     ---------     ---------      ---------     ----------     ----------
Net assets at
beginning
of year              55,454,465    7,969,123    33,639,763    14,653,300    22,531,797     10,180,401     30,934,056    276,781,493
                     ----------    ---------    ----------    ----------    ----------     ----------     ----------    -----------
Net assets at
end of year       $ 103,751,548 $ 16,322,784  $ 68,773,602  $ 16,559,201  $ 43,247,320   $ 17,158,031   $ 72,534,056  $ 473,483,425
                  ------------- ------------  ------------  ------------  ------------   ------------   ------------  -------------

Accumulation unit
activity
Units
outstanding
at beginning
of year              34,907,304    6,965,631    20,655,126    10,671,930    20,850,931     18,647,568     22,107,109
Contract
purchase
payments              9,660,467    1,264,763     6,560,693     2,065,699     3,463,022      2,959,626      6,056,258
Net transfers(1)      7,144,253      537,249     5,391,727       (29,222)      326,428       (352,780)     3,655,670
Transfers for
policy loans             25,017        2,051        16,012         8,789        17,628         13,735         26,645
Contract
charges                 (23,763)      (3,923)      (12,181)       (5,120)      (10,196)       (11,534)       (14,120)
Contract
terminations:
  Surrender
  benefits           (1,193,696)    (254,997)     (644,925)     (312,064)     (488,264)      (450,600)      (706,862)
  Death
  benefits             (408,244)     (70,804)     (109,787)      (80,859)     (172,172)      (117,407)      (121,755)
                       --------      -------      --------       -------      --------       --------       --------
Units
outstanding
at end of year       50,111,338    8,439,970    31,856,665    12,319,153    23,987,377     20,688,608     31,002,945
                     ----------    ---------    ----------    ----------    ----------     ----------     ----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.



IDS Life of New York Flexible Portfolio Annuity Account

Notes to Financial Statements

1. ORGANIZATION

IDS Life of New York Flexible Portfolio Annuity Account (the Account) was established on April 17, 1996 under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Oct. 8,
1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R)
Variable  Portfolio - Global Bond Fund and Credit  Suisse  Warburg  Pincus Trust
Small Company Growth Portfolio) open-end management investment companies and have the following investment managers.

Subaccount        Invests exclusively in shares of                       Investment Manager
----------------- ------------------------------------------------------ -----------------------------------------------
GS                AXP(R)Variable Portfolio - Bond Fund                    IDS Life Insurance Company 1
GC                AXP(R)Variable Portfolio - Capital Resource Fund        IDS Life Insurance Company 1
GM                AXP(R)Variable Portfolio - Cash Management Fund         IDS Life Insurance Company 1
GV                AXP(R)Variable Portfolio - Extra Income Fund            IDS Life Insurance Company 1
GY                AXP(R)Variable Portfolio - Global Bond Fund             IDS Life Insurance Company 1
GI                AXP(R)Variable Portfolio - International Fund           IDS Life Insurance Company 2
GD                AXP(R)Variable Portfolio - Managed Fund                 IDS Life Insurance Company 1
GG                AXP(R)Variable Portfolio - New Dimensions Fund(R)       IDS Life Insurance Company 1
GA                AXP(R)Variable Portfolio - Strategy Aggressive Fund     IDS Life Insurance Company 1
GW                AIM V.I. Growth and Income Fund                         A I M Advisors, Inc.
GP                American Century VP Value                               American Century Investment Management, Inc.
GT                Credit Suisse Warburg Pincus Trust - Small Company      Credit Suisse Asset Management, LLC
                  Growth Portfolio
GK                FTVIPT Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
                  -Class 1
GN                Putnam VT New Opportunities Fund - Class IA Shares      Putnam Investment Management, LLC
----------------- ------------------------------------------------------  -----------------------------------------------

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment   adviser.   American   Express  Asset   Management
International, Inc. is the sub-investment adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. CONTRACT ADMINISTRATIVE CHARGES

An annual  charge of $30 is deducted  from the contract  value of each  Flexible
Portfolio Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by IDS Life of New York. The deduction is allocated to the subaccounts on a pro-rata basis. If the contract value or total purchase payments (less any payments surrendered) equals or exceeds $25,000 on the contract anniversary, the charge is waived. The charge cannot be increased and does not apply after annuity payouts begin.

5. SURRENDER CHARGES

There are surrender charges for all purchase payments surrendered in the first eight contract years. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $921,090 in 2000 and $993,347 in 1999.
Such charges are not treated as a separate expense of the subaccounts or account. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount         Investment                                                         Shares          NAV
------------------ -------------------------------------------------------------- --------------- -------------
GS                 AXP(R)Variable Portfolio - Bond Fund                                1,556,947      $10.37
GC                 AXP(R)Variable Portfolio - Capital Resource Fund                      584,621       26.57
GM                 AXP(R)Variable Portfolio - Cash Management Fund                    12,072,644        1.00
GV                 AXP(R)Variable Portfolio - Extra Income Fund                        2,843,158        6.99
GY                 AXP(R)Variable Portfolio - Global Bond Fund                           639,571        9.74
GI                 AXP(R)Variable Portfolio - International Fund                       1,763,964       11.50
GD                 AXP(R)Variable Portfolio - Managed Fund                             2,001,724       17.68
GG                 AXP(R)Variable Portfolio - New Dimensions Fund(R)                   5,644,777       19.21
GA                 AXP(R)Variable Portfolio - Strategy Aggressive Fund                 1,521,887       12.46
GW                 AIM V.I. Growth and Income Fund                                     2,652,552       26.19
GP                 American Century VP Value                                           2,909,956        6.67
GT                 Credit Suisse Warburg Pincus Trust - Small Company Growth           2,450,198       16.68
                   Portfolio
GK                 FTVIPT Templeton Developing Markets Securities Fund - Class 1       2,366,174        5.25
GN                 Putnam VT New Opportunities Fund - Class IA Shares                  2,173,031       29.89
------------------ -------------------------------------------------------------- --------------- -------------

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                           Year ended Dec. 31,
Subaccount         Investment                                                               2000              1999
------------------ ------------------------------------------------------------------ ------------------ ---------------
GS                 AXP(R)Variable Portfolio - Bond Fund                                   $  4,258,155     $ 6,379,640

GC                 AXP(R)Variable Portfolio - Capital Resource Fund                          4,718,209       6,200,764

GM                 AXP(R)Variable Portfolio - Cash Management Fund                          14,399,975      17,622,781

GV                 AXP(R)Variable Portfolio - Extra Income Fund                              5,061,338       6,387,072

GY                 AXP(R)Variable Portfolio - Global Bond Fund                                 823,013       1,429,499

GI                 AXP(R)Variable Portfolio - International Fund                            10,988,306       6,896,493

GD                 AXP(R)Variable Portfolio - Managed Fund                                   9,116,966      10,080,857

GG                 AXP(R)Variable Portfolio - New Dimensions Fund(R)                        27,582,963      27,618,207

GA                 AXP(R)Variable Portfolio - Strategy Aggressive Fund                      14,305,009       4,035,800

GW                 AIM V.I. Growth and Income Fund                                          15,526,150      20,745,239

GP                 American Century VP Value                                                 2,338,416       5,152,374

GT                 Credit Suisse Warburg Pincus Trust - Small Company Growth                16,457,811       6,245,337
                   Portfolio
GK                 FTVIPT Templeton Developing Markets Securities Fund - Class 1             1,849,579       2,259,877

GN                 Putnam VT New Opportunities Fund - Class IA Shares                       22,739,986      14,792,419

------------------ ------------------------------------------------------------------ ------------------ ---------------
                   Combined Variable Account                                              $150,165,876    $135,846,359
------------------ ------------------------------------------------------------------ ------------------ ---------------



IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Balance sheets

December 31, ($ thousands)                                      2000               1999
Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $404,427; 1999, $432,004)     $  405,816       $   434,343
         Available for sale, at fair value
            (amortized cost: 2000, $554,452; 1999, $579,014)    538,438           555,574
                                                                -------           -------
                                                                944,254           989,917
     Mortgage loans on real estate                              144,121           154,062
     Policy loans                                                30,894            27,528
     Other investments                                            1,423                --
                                                                  -----            ------
            Total investments                                 1,120,692         1,171,507
Cash and cash equivalents                                        39,213             8,131
Amounts recoverable from reinsurers                              10,210             6,914
Amounts due from brokers                                            877                --
Accounts receivable                                               2,249               567
Premiums due                                                        344               199
Accrued investment income                                        18,546            18,365
Deferred policy acquisition costs                               146,036           136,229
Deferred income taxes                                                --             3,881
Other assets                                                        590               723
Separate account assets                                       1,667,031         1,957,703
                                                              ---------         ---------
            Total assets                                     $3,005,788        $3,304,219
                                                             ==========        ==========

Liabilities and Stockholder's Equity
Liabilities:
     Future policy benefits:
         Fixed annuities                                    $   770,774       $   821,992
         Universal life-type insurance                          160,301           156,420
         Traditional life, disability income and
            long-term care insurance                             76,097            64,278
     Policy claims and other policyholders' funds                 2,943             2,584
     Deferred income taxes                                          516                --
     Other liabilities                                           18,591            21,432
     Separate account liabilities                             1,667,031         1,957,703
                                                              ---------         ---------
            Total liabilities                                 2,696,253         3,024,409
                                                              ---------         ---------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $10 par value per share;
         200,000 shares authorized, issued and outstanding        2,000             2,000
     Additional paid-in capital                                  49,000            49,000
     Accumulated other comprehensive loss
         Net unrealized securities losses                       (10,324)          (14,966)
     Retained earnings                                          268,859           243,776
                                                                -------           -------
            Total stockholder's equity                          309,535           279,810
                                                                -------           -------
Total liabilities and stockholder's equity                   $3,005,788        $3,304,219
                                                             ==========        ==========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of income

Three years ended December 31, ($ thousands)                         2000           1999            1998
Revenues
Traditional life, disability income and
     long-term care insurance premiums                           $ 18,196       $ 15,613        $ 13,852
Policyholder and contractholder charges                            24,101         22,502          20,467
Mortality and expense risk fees                                    20,449         17,019          13,980
Net investment income                                              91,491         95,514         100,871
Net realized gains on investments                                     839          1,386           2,163
                                                                      ---          -----           -----
            Total revenues                                        155,076        152,034         151,333
                                                                  -------        -------         -------
Benefits and expenses
Death and other benefits:
     Traditional life, disability income and
         long-term care insurance                                   5,510          5,579           5,553
     Universal life-type insurance and investment contracts         4,724          6,313           4,320
Increase in liabilities for future policy benefits
     for traditional life, disability income and
     long-term care insurance                                       8,371          6,098           3,662
Interest credited on universal life-type insurance and
     investment contracts                                          47,715         50,767          55,073
Amortization of deferred policy acquisition costs                  17,195         15,787          18,362
Other insurance and operating expenses                              9,155          9,925           8,917
                                                                    -----          -----           -----
            Total benefits and expenses                            92,670         94,469          95,887
                                                                   ------         ------          ------
Income before income taxes                                         62,406         57,565          55,446
Income taxes                                                       22,323         19,241          19,098
                                                                   ------         ------          ------
Net income                                                       $ 40,083       $ 38,324        $ 36,348
                                                                 ========       ========        ========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of stockholder's equity


                                                                                                     Accumulated
                                                                                                        other
                                                      Total                       Additional        comprehensive
                                                  stockholder's      Capital        paid-In        (loss) income,        Retained
Three years ended December 31, ($ thousands)         equity           stock         capital          net of Tax          earnings

Balance, January 1, 1998                              $257,279        $2,000           $49,000          $ 13,175         $193,104
Comprehensive income:
     Net income                                         36,348            --                --                --           36,348
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $22
         and taxes of $1,415                            (2,628)           --                --            (2,628)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of ($252)                              467            --                --               467               --
                                                           ---         -----             -----               ---            -----
     Other comprehensive loss                           (2,161)           --                --            (2,161)              --
                                                        ------         -----             -----            ------            -----
Comprehensive income                                    34,187            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1998                             279,466         2,000            49,000            11,014          217,452
Comprehensive income:
     Net income                                         38,324            --                --                --           38,324
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $737
         and taxes of $13,537                          (25,140)           --                --           (25,140)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of $452                               (840)           --                --              (840)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive loss                          (25,980)           --                --           (25,980)              --
                                                       -------         -----             -----           -------            -----
Comprehensive income                                    12,344            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1999                             279,810         2,000            49,000           (14,966)         243,776
Comprehensive income:
     Net income                                         40,083            --                --                --           40,083
     Unrealized holding gains arising
         during the year, net of deferred policy
         acquisition costs of ($137)
         and of taxes of ($3,038)                        5,641            --                --             5,641               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $537                               (999)           --                --              (999)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive income                          4,642            --                --             4,642               --
                                                         -----         -----             -----             -----            -----
Comprehensive income                                    44,725            --                --
Cash dividends to parent                               (15,000)           --                --                --          (15,000)
                                                       -------         -----             -----             -----          -------
Balance, December 31, 2000                            $309,535        $2,000           $49,000          $(10,324)        $268,859
                                                      ========        ======           =======          ========         ========
See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of cash flows

Years ended December 31, ($ thousands)                                                   2000              1999             1998
Cash flows from operating activities
Net income                                                                         $   40,083        $   38,324       $   36,348
Adjustments to reconcile net income to net cash provided by operating activities:
Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (3,556)           (3,063)          (3,110)
     Repayment                                                                          2,953             2,826            2,660
Change in accrued investment income                                                      (181)            1,528              312
Change in amounts recoverable from reinsurer                                           (3,296)           (2,837)          (1,760)
Change in premiums due                                                                   (145)                5              (12)
Change in accounts receivable                                                          (1,682)              275             (119)
Change in other assets                                                                    133               319              (47)
Change in deferred policy acquisition costs, net                                       (9,944)           (6,015)          (2,841)
Change in liabilities for future policy benefits
     for traditional life, disability income and long-term care insurance              11,819             8,368            5,441
Change in policy claims and other policyholders' funds                                    360              (522)            (908)
Deferred income tax provision (benefit)                                                 1,898             2,196           (2,369)
Change in other liabilities                                                            (2,844)           (3,513)          (3,986)
Amortization of premium (accretion of discount), net                                    1,353            (1,794)            (342)
Net realized gain on investments                                                         (839)           (1,386)          (2,163)
Policyholder and contractholder charges, non-cash                                      (9,232)           (9,875)          (9,661)
Other, net                                                                             (1,826)            1,859              118
                                                                                       ------             -----              ---
         Net cash provided by operating activities                                     25,054            26,695           17,561

Cash flows from investing activities
Fixed maturities held to maturity:
     Purchases                                                                         (4,487)               --               --
     Maturities, sinking fund payments and calls                                       31,178            37,852           46,629
     Sales                                                                                 --               790           16,173
Fixed maturities available for sale:
     Purchases                                                                       (100,905)         (155,690)         (86,072)
     Maturities, sinking fund payments and calls                                       34,202            50,515           96,578
     Sales                                                                             91,946            89,683           13,180
Other investments, excluding policy loans:
     Purchases                                                                             --            (3,598)          (9,121)
     Sales                                                                             10,838            16,671           21,113
Change in amounts due from brokers                                                       (877)               --               --
Change in amounts due to brokers                                                           --            (4,507)         (24,547)
                                                                                        -----            ------          -------
         Net cash provided by investing activities                                     61,895            31,716           73,933

Cash flows from financing  activities
Activity  related to universal  life-type
insurance and investment contracts:
     Considerations received                                                           51,419            68,978           76,009
     Surrenders and death benefits                                                   (137,239)         (159,161)        (205,946)
     Interest credited to account balances                                             47,715            50,767           55,073
Universal life-type insurance policy loans:
     Issuance                                                                          (6,847)           (5,057)          (5,222)
     Repayment                                                                          4,085             3,186            3,599
Cash dividend to parent                                                               (15,000)          (12,000)         (12,000)
                                                                                      -------           -------          -------
         Net cash used in financing activities                                        (55,867)          (53,287)         (88,487)
                                                                                      -------           -------          -------
Net increase in cash and cash equivalents                                              31,082             5,124            3,007
Cash and cash equivalents at beginning of year                                          8,131             3,007               --
                                                                                        -----             -----           ------
Cash and cash equivalents at end of year                                           $   39,213       $     8,131      $     3,007
                                                                                   ==========       ===========      ===========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Notes to Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The Company is a wholly  owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related effect on deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                   2000       1999        1998
Cash paid during the year for:
Income taxes                    $21,427    $20,670     $22,470
Interest on borrowings               80        124       1,600

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net decrease in amortization of $1.2 million. Net unlocking adjustments in 1999 and 1998 were not significant.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 2000, the company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $907 receivable from and $366 payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting Changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Management does not expect that adoption of SFAS No. 140 will have a material impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. Management does not expect that adoption of Issue 99-20 will have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                 Gross        Gross
                                   Amortized  Unrealized   unrealized     Fair
Held to maturity                     cost        gains       losses       value
U.S. Government agency obligations $  2,299     $   40      $   25     $  2,314
Corporate bonds and obligations     363,322      8,013       9,667      361,668
Mortgage-backed securities           40,195        263          13       40,445
                                     ------        ---        ----       ------
                                   $405,816     $8,316      $9,705     $404,427
                                   ========     ======      ======     ========


                                                  Gross       Gross
                                   Amortized   unrealized  unrealized     Fair
Available for sale                   cost        gains       losses       value
U.S. Government agency obligations $  2,053     $  185     $    --     $  2,238
State and municipal obligations         105          2          --          107
Corporate bonds and obligations     373,603      6,447      22,462      357,588
Mortgage-backed securities          178,691      2,396       2,582      178,505
                                    -------      -----       -----      -------
                                   $554,452     $9,030     $25,044     $538,438
                                   ========     ======     =======     ========

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                 Gross       Gross
                                  Amortized   unrealized   unrealized      Fair
Held to maturity                    cost         gains       losses       value
U.S. Government agency obligations $  2,490     $   20      $  150     $  2,360
Corporate bonds and obligations     384,241      6,066       7,058      383,249
Mortgage-backed securities           47,612        103       1,320       46,395
                                     ------        ---       -----       ------
                                   $434,343     $6,189      $8,528     $432,004
                                   ========     ======      ======     ========


                                                 Gross        Gross
                                  Amortized   unrealized   unrealized     Fair
Available for sale                  cost         gains       losses      value
State and municipal obligations    $    104     $    6      $    --    $    110
Corporate bonds and obligations     374,846      2,324       20,325     356,845
Mortgage-backed securities          204,064        580        6,025     198,619
                                    -------        ---        -----     -------
                                   $579,014     $2,910      $26,350    $555,574
                                   ========     ======      =======    ========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                               Amortized           Fair
Held to maturity                 cost              value
Due from one to five years     $207,137          $206,956
Due from five to ten years      113,615           113,754
Due in more than ten years       44,869            43,272
Mortgage-backed securities       40,195            40,445
                                 ------            ------
                               $405,816          $404,427
                               ========          ========

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


                               Amortized           Fair
Available for sale               cost              value
Due from one to five years    $  28,167         $  29,761
Due from five to ten years      206,584           193,265
Due in more than ten years      141,010           136,907
Mortgage-backed securities      178,691           178,505
                                -------           -------
                               $554,452          $538,438
                               ========          ========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $nil, $790 and $16,175, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and losses of $1,159 and $440, respectively.

At December 31, 2000, bonds carried at $252 were on deposit with the state of New York as required by law.

At December 31, 2000, investments in fixed maturities comprised 84 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $150 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                     2000              1999
Aaa/AAA                  $223,368        $  250,577
Aaa/AA                      3,000                --
Aa/AA                      16,084            12,992
Aa/A                       26,649            25,489
A/A                       147,290           150,187
A/BBB                      48,993            68,417
Baa/BBB                   338,430           354,331
Baa/BB                     17,670            23,562
Below investment grade    138,784           127,802
                          -------           -------
                         $960,268        $1,013,357
                         ========        ==========

At December 31, 2000, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000           December 31, 1999
                          On balance    Commitments    On balance  Commitments
Region                       sheet      to purchase       sheet    to purchase
West North Central            $ 19,409      $--         $ 22,686      $--
East North Central              24,249       --           25,195       --
South Atlantic                  27,926       --           31,748       --
Middle Atlantic                 16,937       --           17,672       --
Pacific                          6,614       --            6,751       --
Mountain                        34,475       --           35,608       --
New England                      7,564       --            8,209       --
East South Central               7,250       --            7,394       --
                                 -----    -----            -----    -----
                               144,424       --          155,262       --
Less allowance for losses          303       --            1,200       --
                                   ---    -----            -----    -----
                              $144,121      $--         $154,062      $--
                              ========    =====         ========    =====

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


                               December 31, 2000         December 31, 1999
                            On balance   Commitments   On balance   Commitments
Property type                  sheet     to purchase      sheet     to purchase
Apartments                    $ 49,180       $--         $ 54,118     $--
Department/retail stores        45,917        --           49,810      --
Office buildings                21,144        --           22,090      --
Industrial buildings            16,169        --           16,938      --
Nursing/retirement               4,954        --            5,058      --
Medical buildings                7,060        --            7,248      --
                                 -----      ----            -----    ----
                               144,424        --          155,262      --
Less allowance for losses          303        --            1,200      --
                                   ---      ----            -----    ----
                              $144,121       $--         $154,062     $--
                              ========      ====         ========    ====

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $nil and $nil, with allowances of $nil and $nil, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $nil and $nil, respectively.

The Company recognized $nil, $2 and $123 of interest income related to impaired loans for the years ended December 31, 2000, 1999 and 1998, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                     2000              1999             1998
Balance, January 1                  $1,200            $1,500           $1,500
Reduction for investment losses       (895)             (300)              --
                                      ----              ----            -----
Balance, December 31                $  303            $1,200           $1,500
                                    ======            ======           ======

Net investment income for the years ended December 31 is summarized as follows:

                                       2000             1999             1998
Interest on fixed maturities        $76,859           $78,342         $ 85,164
Interest on mortgage loans           11,954            12,895           14,599
Other investment income               2,333             4,764            3,365
Interest on cash equivalents          1,069               350               64
                                      -----               ---               --
                                     92,215            96,351          103,192
Less investment expenses                724               837            2,321
                                        ---               ---            -----
                                    $91,491           $95,514         $100,871
                                    =======           =======         ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:
                                      2000              1999             1998
Fixed maturities                      $(57)           $1,086           $2,163
Mortgage loans                         896               300               --
                                       ---               ---              ---
                                      $839            $1,386           $2,163
                                      ====            ======           ======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       2000            1999             1998
Fixed maturities available for sale  $7,564        $(40,706)         $(3,347)

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                2000              1999             1998
Federal income taxes:
Current                      $19,245           $16,426          $20,192
Deferred                       1,898             2,196           (2,369)
                               -----             -----           ------
                              21,143            18,622           17,823
State income taxes-current     1,180               619            1,275
                               -----               ---            -----
Income tax expense           $22,323           $19,241          $19,098
                             =======           =======          =======

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                           2000              1999               1998
                                                  Provision    Rate  Provision   Rate   Provision   Rate
Federal income taxes based on the statutory rate    $21,842   35.0%    $20,148   35.0%    $19,046   35.0%
Increases (decreases) are attributable to:
Tax-excluded interest and dividend income              (207)  (0.3)       (509)  (0.9)       (660)  (1.2)
State tax, net of federal benefit                       767    1.2         402    0.7         829    1.5
Other, net                                              (79)  (0.1)       (800)  (1.4)       (477)  (0.9)
                                                        ---   ----        ----   ----        ----   ----
Total income taxes                                  $22,323   35.8%    $19,241   33.4%    $19,098   34.4%
                                                    =======   ====     =======   ====     =======   ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2000, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

                                                 2000          1999
Deferred income tax assets:
Policy reserves                               $28,469       $28,245
Investments                                     6,395         6,980
Other                                           4,738         6,689
                                                -----         -----
Total deferred income tax assets               39,602        41,914
                                               ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs              40,118        38,033
                                               ------        ------
Total deferred income tax liabilities          40,118        38,033
                                               ------        ------
Net deferred income tax (liabilities) assets  $  (516)      $ 3,881
                                              =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166,503 and $155,952 as of December 31, 2000 and 1999, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of New York has adopted the provisions of the revised manual with modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


5. BENEFIT PLANS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $23, $27 and $37 in 2000, 1999 and 1998, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2000, 1999 and 1998, which are calculated on the basis of commission earnings of the individual financial advisors, were $975, $1,446 and $1,480, respectively.
Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $106, $218 and $252, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2000, 1999 and 1998 were $nil.

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES
The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2000, 1999 and 1998 were $nil, $96 and $140, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $17,108, $13,042 and $9,403 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financail position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

At December 31, 2000 and 1999, traditional life insurance and universal life-type insurance in force aggregated $5,974,025 and $5,448,451 respectively, of which $332,556 and $272,276 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $150, $150 and $134 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries under the terms of this reinsurance agreement were $1,700, $nil and $nil in 2000, 1999 and 1998, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $3,125, $2,873 and $2,178 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $473, $473 and $228 for the years ended December 31, 2000, 1999 and 1998, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $210,666 and $237,038 at December 31, 2000 and 1999, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 2000, 1999 and 1998, and decreases in liabilities for future policy benefits of $1,334, $1,277 and $1,742 related to this agreement for the years ended December 31, 2000, 1999 and 1998, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

8. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

9. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. The Company's counterpart is rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

                      Notional   Carrying    Fair    Total credit
December 31, 1999      amount     amount     value     exposure
Assets:
Interest rate caps    $200,000     $--       $--          $--

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expired in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                    2000                      1999
                                           Carrying       Fair        Carrying        Fair
Financial Assets                            amount        value        amount         value
Investments:
Fixed maturities (Note 2):
Held to maturity                           $  405,816   $  404,427    $  434,343    $  432,004
Available for sale                            538,438      538,438       555,574       555,574
Mortgage loans on real estate (Note 2)        144,121      148,119       154,062       152,942
Other:
Separate accounts assets (Note 1)           1,667,031    1,667,031     1,957,703     1,957,703
Cash and cash equivalents                      39,213       39,213         8,131         8,131
Financial Liabilities
Future policy benefits for fixed annuities    679,446      660,663       732,752       715,213
Separate account liabilities                1,461,266    1,411,203     1,722,028     1,668,067

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $85,154 and $83,646, respectively, and policy loans of $6,174 and $5,594, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $205,765 and $235,675, respectively.

11. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                2000         1999          1998
Net income, per accompanying financial statements              $40,083      $38,324       $36,348
Deferred policy acquisition costs                               (9,406)      (6,015)       (2,841)
Adjustments of future policy benefit liabilities                (1,657)      (4,615)       (6,199)
Deferred income tax expense (benefit)                            1,898        2,196        (2,369)
Provision (reduction) for losses on investments                    817         (161)          862
IMR gain/loss transfer and amortization                           (126)        (154)       (1,451)
Adjustment to separate account reserves                           (408)       5,498         2,767
Other, net                                                         486          766          (350)
                                                                   ---          ---          ----
Net income, on basis of statutory accounting practices         $31,687      $35,839       $26,767
                                                               =======      =======       =======


Stockholder's equity, per accompanying financial statements  $ 309,535    $ 279,810     $ 279,466
Deferred policy acquisition costs                             (146,035)    (136,229)     (129,477)
Adjustments of future policy benefit liabilities                 4,609        2,845         4,697
Deferred income tax liabilities (assets)                           516       (3,881)        7,912
Asset valuation reserve                                        (16,421)     (16,164)      (15,516)
Adjustments of separate account liabilities                     61,313       61,721        56,223
Adjustments of investments to amortized cost                    17,467       23,440       (17,266)
Premiums due, deferred and advance                               1,433        1,485         1,381
Deferred revenue liability                                       4,100        3,021         2,482
Allowance for losses                                               304        1,200         1,500
Non-admitted assets                                             (6,067)        (421)         (450)
Interest maintenance reserve                                    (3,282)      (3,155)       (3,001)
Other, net                                                      (8,683)      (5,416)       (2,915)
                                                                ------       ------        ------
Statutory capital and surplus                                $ 218,789    $ 208,256     $ 185,036
                                                             =========    =========     =========

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in part B of this Registration Statement:

         IDS Life Insurance Company of New York:

         Balance sheets as of Dec. 31, 2000 and 1999.
         Statements of Income for years ended Dec. 31, 2000, 1999 and 1998. Statements of Stockholder's Equity, for years ended Dec. 31, 2000, 1999 and 1998.
         Statements of Cash Flows for years ended Dec. 31, 2000, 1999 and 1998. Notes to Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001.

         IDS Life of New York Flexible Portfolio Annuity Account including:

         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for year ended Dec. 31, 2000 and 1999, and 1998.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

(b)      Exhibits:

1. Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1      Copy of Qualified  Deferred  Annuity  Contract (form  31037-NY  10/95)
         filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.2 Copy of Non-Qualified Deferred Annuity Contract (form 31036-NY 10/95), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract (form 31038-IRA-NY 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.4 Copy of Deferred Annuity Contract (form 31039-SEP-NY 10/95), filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

5. Copy of the Annuity Application for IDS Life of New York (form 39986, 7/96) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867 is incorporated herein by reference.

6.1 Copy of the revised charter of IDS Life of New York dated April 1992, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement between IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically as Exhibit 8.2 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.3 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.5 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

14. Power of Attorney to sign this Registration Statement dated April 25, 2001, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company
         -------------------------------------------------------------------
         of New York)
         ------------



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   70100 AXP Financial Center                Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      790 Xerxes Ave. So.
                                      Minneapolis, MN

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      70100 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN

Bruce A. Kohn                         70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Eric L. Marhoun                       70100 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN

Mary Ellyn Minenko                    70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Edward J. Muhl                        70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY

Teresa J. Rasmussen                   70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

Philip C. Wentzel                     70100 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

David L. Yowan                        20 Madison Avenue Extension               Vice President and Treasurer
                                      Albany, NY



Item 26.          Persons Controlled by or Under Common Control with the
                  ------------------------------------------------------
                  Depositor or Registrant
                  -----------------------

                  IDS  Life  Insurance  Company  of New  York is a  wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.


                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon




     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

                  As of March 31,  2001,  there  were 5,039  contract  owners of
                  qualified   contracts   and  there   were 7,934  owners  of
                  non-qualified contracts.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29 (c).

                          Net Underwriting
Name of Principal          Discounts and        Compensation on         Brokerage
Underwriter                 Commissions           Redemption           Commissions          Compensation
-----------                 -----------           ----------           -----------          ------------
American Express             $1,731,833            $921,090                None                 None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

                    (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)- (4) of that no-action letter.

                    (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.


                          IDS LIFE OF NEW YORK FLEXIBLE
                            PORTFOLIO ANNUITY ACCOUNT
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    -----------------------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.

Signature                                    Title


/s/  Gunner C. Alvero*                       Director
----------------------
    Gunner C. Alvero

/s/  Timothy V. Bechtold*                    Director, President and
---------------------------                  Chief Executive Officer
    Timothy V. Bechtold

/s/  Maureen A. Buckley*                     Director, Vice President, Chief
------------------------------------         Operating Officer and Consumer
     Maureen A. Buckley                      Affairs Officer

                                             Director
------------------------------------
    Rodney P. Burwell

/s/  Robert R. Grew*                         Director
------------------------------------
    Robert R. Grew

/s/  Carol A. Holton*                        Director
------------------------------------
    Carol A. Holton

/s/  Jean B. Keffeler*                       Director
------------------------------------
    Jean B. Keffeler

/s/  Eric L. Marhoun*                        Director, General Counsel and
------------------------------------         Secretary
    Eric L. Marhoun

/s/ Thomas R. McBurney                       Director
----------------------------------
    Thomas R. McBurney

/s/  Edward J. Muhl*                         Director
----------------------------------
    Edward J. Muhl

/s/  Thomas V. Nicolosi*                     Director
----------------------------------
    Thomas V. Nicolosi

/s/  Stephen P. Norman*                      Director
----------------------------------
    Stephen P. Norman

/s/  Richard M. Starr*                       Director
----------------------------------
    Richard M. Starr

/s/  Philip C. Wentzel*                      Vice President and Controller
----------------------------------
    Philip C. Wentzel

/s/  Michael R. Woodward*                    Director
----------------------------------
    Michael R. Woodward

/s/  David L. Yowan*                         Vice President and Treasurer
----------------------------------
    David L. Yowan



*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically herewith as Exhibit 14.




By  /s/  Mary Ellyn Minenko
         Mary Ellyn Minenko
         Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.